SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended		3 Months Ended	6 Months Ended
	Sep. 13, 2023	Aug. 02, 2023	Jul. 28, 2023	Jul. 20, 2023	Jul. 17, 2023	Jun. 30, 2023	May 19, 2023	Oct. 21, 2022	Aug. 03, 2023	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Jul. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Debt instrument, face amount													$ 1,944,000
Stock issued during period, shares, restricted stock award, gross												300,000
Vested and unreleased shares						1,705,000
Notes payable						$ 642,654					$ 642,654	$ 642,654		$ 93,744
Titan Trucking LLC [Member]
Subsequent Event [Line Items]
Business combination, consideration transferred							$ 27,162,222
Common Stock [Member]
Subsequent Event [Line Items]
Share-based compensation, shares											300,000
Five Accredited Investors [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate								10.00%
Principal value								$ 1,900,000
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Debt instrument, face amount								$ 60,000
Three Directors [Member] | Titan Merger Acquisition [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, restricted stock award, gross												4,705,000
Series A Rights [Member]
Subsequent Event [Line Items]
Debt issuance date												5 years
Series B Rights [Member]
Subsequent Event [Line Items]
Debt issuance date												5 years
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, issued						1,470,135					1,470,135	1,470,135
Preferred stock, outstanding						1,470,135					1,470,135	1,470,135
Series C Preferred Stock [Member] | Merger Agreement [Member] | Titan Trucking LLC [Member]
Subsequent Event [Line Items]
Shares, new issues							630,900
Series C Preferred Stock [Member] | Chief Executive Officer [Member] | Merger Agreement [Member] | Titan Trucking LLC [Member]
Subsequent Event [Line Items]
Share-based compensation, shares							70,100
Subsequent Event [Member]
Subsequent Event [Line Items]
Original issue discount percentage		20.00%							20.00%
Debt instrument, interest rate		10.00%							10.00%
Debt instrument maturity date, description									from July 7, 2024 to August 7, 2024
Debt instrument, face amount		$ 240,000							$ 1,938,000
Debt instrument maturity date		Jul. 24, 2024
Business combination, consideration transferred			$ 1
Short term debts			$ 209,587
Unreimbursed advances					$ 100,000
Subsequent Event [Member] | Titan Merger Acquisition [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited	4,705,000
Vested and unreleased shares	1,705,000
Subsequent Event [Member] | Titan Trucking LLC [Member]
Subsequent Event [Line Items]
Debt instrument maturity date										Apr. 30, 2028
Notes payable										$ 592,470
Debt instrument, description										Interest accrues at 10.5% per annum for the first twelve months and shall increase 0.5 basis points on each anniversary of the note. The Company shall make interest-only payments for the first 60 months of the note and pay the principal in full on the fifth anniversary of the note.
Interest rate percentage										10.50%
Subsequent Event [Member] | Note Exchange Agreements [Member]
Subsequent Event [Line Items]
Outstanding principal and accrued interest					$ 1,940,000
Shares, new issues					38,800,764
Subsequent Event [Member] | REI Exchange Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares, new issues				14,118,233
Subsequent Event [Member] | Series A Rights [Member] | Series B Preferred Exchange Agreements [Member]
Subsequent Event [Line Items]
Shares, new issues					22,013,500
Subsequent Event [Member] | Series A Rights [Member] | REI Exchange Agreement [Member]
Subsequent Event [Line Items]
Shares, new issues				108,729,363
Subsequent Event [Member] | Series B Rights [Member] | REI Exchange Agreement [Member]
Subsequent Event [Line Items]
Shares, new issues				30,388,873
Subsequent Event [Member] | Series B Preferred Stock [Member] | Series B Preferred Exchange Agreements [Member]
Subsequent Event [Line Items]
Shares, new issues					220,135
Subsequent Event [Member] | Series B Preferred Stock [Member] | Series B Preferred Exchange Agreements [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares, new issues					5,000,000
Subsequent Event [Member] | Series B Preferred Stock [Member] | REI Exchange Agreement [Member]
Subsequent Event [Line Items]
Shares, new issues				1,250,000
Subsequent Event [Member] | Series B Preferred Stock [Member] | Rights Exchanges [Member]
Subsequent Event [Line Items]
Preferred stock, issued				30,388,873
Preferred stock, outstanding				30,388,873
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Shares, new issues					7,000,000
Subsequent Event [Member] | Series A Preferred Stock [Member] | Rights Exchanges [Member]
Subsequent Event [Line Items]
Preferred stock, issued				176,543,627
Preferred stock, outstanding				176,543,627
Subsequent Event [Member] | Series C Preferred Stock [Member] | Titan Merger Agreement [Member] | Titan Trucking LLC [Member]
Subsequent Event [Line Items]
Shares issued							630,900
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, face amount									70,500
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, face amount									$ 600,000